UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.8%
Alabama—0.3%
$50,000	AL Agriculture & Mechanical University	5.000%	11/01/2024	05/01/2017	A	$51,835
15,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2023	07/31/2016	A	15,088
100,000	Jefferson County, AL Limited Obligation School Warrant	5.250	01/01/2019	07/31/2016	A	100,584
290,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2021	07/31/2016	A	291,694
235,000	Jefferson County, AL Limited Obligation School Warrant	5.500	01/01/2022	07/31/2016	A	236,372
						695,573
Alaska—0.1%
335,000	AK International Airports	5.000	10/01/2022	10/01/2016	A	339,003
Arizona—1.6%
50,000	AZ Health Facilities Authority (Banner Health System)	5.000	01/01/2022	01/01/2017	A	51,119
1,000,000	Glendale, AZ Transportation Excise Tax	5.000	07/01/2029	07/01/2025	A	1,239,540
250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)	5.250	08/01/2031	08/01/2018	A	270,143
365,000	Maricopa County, AZ Elementary School District No. 8 (Osborn)	6.000	07/01/2024	01/01/2017	A	381,239
735,000	Mohave County, AZ IDA (Mohave Prison)	7.500	05/01/2019	05/19/2018	B	763,761
725,000	Navajo Nation, AZ	5.500	12/01/2030	12/01/2025	A	836,077
250,000	Northern Arizona University	5.000	06/01/2032	06/01/2025	A	308,687
420,000	Queen Creek, AZ Improvement District No. 1	5.000	01/01/2018	01/01/2017	A	427,976
						4,278,542
California—19.7%
10,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	11,189
1,200,000	Banning, CA Unified School District	5.000	08/01/2030	08/01/2026	A	1,524,816
1,000,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2028	09/01/2023	A	1,132,240
420,000	CA Educational Facilities Authority (Chapman University)	5.000	04/01/2025	04/01/2021	A	491,337
5,000	CA GO	6.000	08/01/2020	08/01/2016	A	5,025
130,000	CA GO	5.000	09/01/2019	09/01/2016	A	131,066
410,000	CA GO	6.500	04/01/2033	04/01/2019	A	475,149
100,000	CA GO	5.000	09/01/2024	09/01/2016	A	100,778
2,000,000	CA GO	5.000	08/01/2031	02/01/2025	A	2,501,600
1,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	4.500	06/01/2027	06/01/2017	A	1,018,560
500,000	CA Health Facilities Financing Authority (Children’s Hospital)	5.000	11/01/2024	11/01/2021	A	585,715

1        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,065,000	CA Health Facilities Financing Authority (DHlth/BMH/CmntyHOSB/MSrH/SFMH/ SNVMMH/CMF Obligated Group)	5.500%	07/01/2025	07/01/2018	A	$1,160,573
1,000,000	CA Municipal Finance Authority (Harbor Regional Center)	5.000	11/01/2032	11/01/2025	A	1,223,300
125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	07/31/2016	A	125,551
50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	07/31/2016	A	50,758
340,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	375,214
1,000,000	CA Statewide CDA (LLUMC/LLUCH/ LLUMCM/LLUBMC Obligated Group)	5.000	12/01/2027	06/01/2026	A	1,210,580
2,165,000	Cathedral City, CA Redevel. Agency	5.000	08/01/2026	08/01/2024	A	2,681,850
10,000	Central, CA Unified School District	5.000	08/01/2022	08/01/2017	A	10,465
15,000	Central, CA Unified School District	5.000	08/01/2022	08/01/2017	A	15,728
100,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2017	A	107,424
1,500,000	Chula Vista, CA Municipal Financing Authority	5.000	09/01/2026	09/01/2025	A	1,868,610
100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		110,893
100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		107,560
100,000	El Centro, CA Financing Authority (El Centro Redevel.)	6.625	11/01/2025	05/01/2021	A	124,012
500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	A	601,430
380,000	El Monte, CA Union High School District	5.000	06/01/2028	06/01/2026	A	491,975
1,000,000	Indio, CA Community Facilities District Special Tax	5.000	09/01/2035	09/01/2025	A	1,146,870
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 43	5.000	09/01/2030	09/01/2026	A	619,215
50,000	La Mesa, CA Fire, Police & Emergency Services	5.000	08/01/2025	08/01/2016	A	50,199
500,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	581,985
50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	07/31/2016	A	50,195
500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	595,965
5,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)	5.000	11/01/2030	11/01/2026	A	6,416,700
25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	07/31/2016	A	25,104

2        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$250,000	Madera, CA Irrigation Financing Authority	5.750%	01/01/2026	01/01/2020	A	$292,993
1,595,000	Modesto, CA Irrigation District Financing Authority (Electric System)	5.000	10/01/2028	10/01/2025	A	2,022,364
100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021	A	123,115
1,000,000	Murrieta Valley, CA Unified School District[1]	5.000	09/01/2027	09/01/2026	A	1,257,440
190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	10/01/2016	A	191,419
495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	A	582,764
500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	573,500
250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2026	05/01/2022	A	298,205
1,375,000	Riverside County, CA Public Financing Authority	5.000	10/01/2029	10/01/2025	A	1,725,790
250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2025	05/01/2022	A	299,388
65,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel. Project)	5.000	10/01/2021	10/01/2016	A	65,749
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel. Project)	5.000	10/01/2022	10/01/2016	A	101,153
5,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel. Project)	5.000	10/01/2021	10/01/2016	A	5,057
100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		115,499
400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	09/02/2016	A	414,060
105,000	Riverside, CA Unified School District	5.000	09/01/2024	09/01/2016	A	105,722
1,000,000	Sacramento, CA City Unified School District	5.000	07/01/2030	07/01/2024	A	1,229,970
150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		158,409
45,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		49,346
200,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		219,316
245,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019		278,305

3        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$350,000	San Bernardino, CA Joint Powers Financing Authority	5.750%	10/01/2020	10/01/2020		$ 408,846
520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	A	621,514
250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	A	304,883
2,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.000	10/15/2030	10/15/2025	A	2,527,700
200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2021	02/15/2017	A	205,936
1,010,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2025	08/01/2020	A	1,161,429
520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		612,586
500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	A	603,865
2,080,000	South Tahoe, CA Joint Powers Financing Authority	5.000	10/01/2028	10/01/2025	A	2,488,117
2,500,000	University of California	5.000	05/15/2031	05/15/2025	A	3,160,450
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	08/01/2016	A	100,396
75,000	Vernon, CA Electric System	5.125	08/01/2021	08/30/2018	C	81,902
175,000	Vernon, CA Electric System	5.125	08/01/2021	09/06/2018	A	195,794
1,470,000	West Kern, CA Community College District	5.000	11/01/2026	11/01/2025	A	1,862,666
100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022	A	120,570
100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	A	121,007
1,045,000	William S. Hart CA Union High School District	5.000	09/01/2032	03/01/2025	A	1,230,508
						53,647,364
Colorado—0.4%
600,000	Denver, CO Convention Center Hotel Authority	5.000	12/01/2030	11/01/2016	A	606,036
500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		556,775
						1,162,811
Connecticut—2.6%
2,000,000	CT GO	5.000	12/15/2020	12/15/2016	A	2,044,000
1,675,000	CT H&EFA (Stamford Hospital)	5.000	07/01/2030	07/01/2020	A	1,895,313
2,500,000	University of Connecticut	5.000	03/15/2029	03/15/2026	A	3,137,650
						7,076,963
District of Columbia—1.3%
700,000	District of Columbia GO	5.000	06/01/2027	12/01/2017	A	741,174
2,465,000	District of Columbia Hospital ROCs[1]	0.610 [2]	07/15/2017	07/07/2016	A	2,465,000

4        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia (Continued)
$300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000%	10/01/2030	10/01/2022	A	$ 310,908
						3,517,082
Florida—4.6%
2,000,000	FL COP (USF Financing Corp.)	5.000	07/01/2026	07/01/2025	A	2,491,180
10,000	FL Dept. of General Services (Florida Dept. of Management Services)	5.000	09/01/2028	07/31/2016	A	10,037
865,000	FL HEFFA (Bethune-Cookman University)	5.375	07/01/2032	07/01/2020	A	979,612
10,000	FL Municipal Loan Council	5.250	05/01/2019	07/31/2016	A	10,037
65,000	FL Municipal Loan Council	5.250	11/01/2018	07/31/2016	A	65,267
250,000	Halifax, FL Hospital Medical Center	5.000	06/01/2035	06/01/2025	A	299,135
5,000	Jea, FL St. John’s River Power Park System	5.000	10/01/2021	07/31/2016	A	5,020
500,000	Miami Beach, FL Redevel. Agency (City Center)	5.000	02/01/2028	02/01/2024	A	613,235
40,000	Miami Beach, FL Water & Sewer	5.000	09/01/2030	07/31/2016	A	41,123
75,000	Miami Beach, FL Water & Sewer	5.500	09/01/2027	07/31/2016	A	77,376
1,000,000	Miami, FL Special Obligation	5.000	03/01/2030	03/01/2023	A	1,171,320
1,000,000	Miami-Dade County, FL Public Facilities (Jackson Health System)	5.000	06/01/2033	06/01/2025	A	1,221,100
1,900,000	Miami-Dade County, FL School Board	5.000	05/01/2032	05/01/2025	A	2,286,137
350,000	Mirabella, FL Community Devel. District	6.000	11/01/2026	01/03/2022	A	403,204
500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	573,215
175,000	Pinellas County, FL Sewer	5.000	10/01/2032	07/31/2016	A	175,628
500,000	Sunrise, FL Utility System	5.000	10/01/2028	10/01/2018	A	544,435
500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022	A	599,030
900,000	West Palm Beach, FL City Hall	5.000	10/01/2026	10/01/2016	A	910,350
						12,476,441
Georgia—2.8%
45,000	Atlanta, GA HDC (Bedford Tower)[1]	6.350	01/01/2023	07/31/2016	A	45,434
1,000,000	Augusta, GA Water & Sewer	5.000	10/01/2021	10/01/2017	A	1,066,320
485,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)	5.125	03/15/2031	03/15/2021	A	511,530
885,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	976,606
180,000	GA HEFA (USG Real Estate Foundation)	6.000	06/15/2034	06/15/2018	A	198,632
35,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	07/31/2016	A	35,134
15,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	07/31/2016	A	15,058
875,000	GA Municipal Electric Authority	5.000	01/01/2032	01/01/2025	A	1,073,179

5        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$2,500,000	GA Municipal Electric Authority	5.000%	01/01/2030	07/01/2026	A	$ 3,163,925
500,000	Randolph County, GA GO	5.000	04/01/2030	04/01/2022	A	556,715
						7,642,533
Illinois—6.4%
720,000	Berwyn, IL GO	5.000	12/01/2028	12/01/2018	A	786,161
100,000	Chicago, IL Board of Education	5.000	12/01/2021	07/31/2016	A	101,389
1,000,000	Chicago, IL Board of Education	6.000	01/01/2020	07/28/2018	B	1,061,690
715,000	Chicago, IL Board of Education	5.000	12/01/2022	12/01/2017	A	740,576
500,000	Chicago, IL GO	5.000	01/01/2019	07/31/2016	A	501,280
100,000	Chicago, IL GO	5.000	01/01/2035	07/31/2016	A	100,348
35,000	Chicago, IL GO	5.000	01/01/2023	07/31/2016	A	35,310
20,000	Chicago, IL GO	5.000	01/01/2034	07/31/2016	A	20,070
3,000,000	Chicago, IL O’Hare International Airport	5.000	01/01/2031	01/01/2025	A	3,676,860
2,000,000	Chicago, IL Sales Tax	5.000	01/01/2026	07/31/2016	A	2,014,000
65,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	07/31/2016	A	65,240
500,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)	5.250	12/01/2026	12/01/2023	A	597,560
350,000	Cook County, IL GO	5.250	11/15/2033	11/15/2020	A	387,194
175,000	Franklin Park, IL GO	6.250	07/01/2030	07/01/2021	A	214,730
70,000	IL COP[1]	5.800	07/01/2017	07/31/2016	A	70,186
1,000,000	IL Educational Facilities Authority (Robert Morris College)	5.800	06/01/2030	07/31/2016	A	1,012,960
150,000	IL Finance Authority (ABHS/ABMC/ AVM/AVT/ABSJ Obligated Group)	5.250	01/01/2022	04/14/2018	A	162,297
150,000	IL Finance Authority (OSF Healthcare System)	7.000	11/15/2029	05/15/2019	A	176,745
50,000	IL Finance Authority (RUMC/ RNSMC/RCMC Obligated Group)	5.250	11/01/2035	11/01/2018	A	55,350
225,000	IL GO	5.000	06/01/2020	07/31/2016	A	225,792
25,000	IL GO	5.000	06/01/2027	07/31/2016	A	25,202
300,000	IL GO	5.000	11/01/2023	07/31/2016	A	302,424
2,000,000	IL Metropolitan Pier & Exposition Authority	5.500	06/15/2029	12/11/2026	B	2,535,660
35,000	Northern IL Municipal Power Agency (Prarie Street)	5.000	01/01/2019	01/01/2018	A	37,137
2,085,000	University of Illinois (Health Services Facilities System)	6.000	10/01/2030	10/01/2023	A	2,599,912
						17,506,073
Indiana—0.8%
2,300,000	IN Bond Bank Special Program Floaters	0.750 [2]	04/15/2018	07/07/2016	A	2,300,000
Iowa—0.5%
895,000	IA Higher Education Loan Authority (Buena Vista University)	5.000	04/01/2031	04/01/2021	A	1,023,889

6        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Iowa (Continued)
$250,000	IA Tobacco Settlement Authority (TASC)	5.600%	06/01/2034	06/01/2017	A	$251,027
						1,274,916
Kansas—0.5%
1,000,000	KS Devel. Finance Authority	5.000	05/01/2028	05/01/2023	A	1,233,410
Kentucky—1.9%
1,000,000	Fayette County, KY School District	5.000	08/01/2031	08/01/2025	A	1,241,530
100,000	KY EDFA (Ashland Hospital)	6.000	02/01/2033	02/01/2018	A	105,929
1,345,000	KY Municipal Power Agency	5.000	09/01/2028	09/01/2025	A	1,638,654
2,000,000	Louisville & Jefferson County, KY (Catholic Health Initiatives)	5.000	12/01/2028	06/01/2022	A	2,327,980
						5,314,093
Louisiana—2.1%
3,000,000	LA Public Facilities Authority (Loyola University New Orleans)	5.250	10/01/2028	10/01/2021	A	3,463,920
1,405,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)	5.000	06/01/2036	06/01/2025	A	1,664,489
500,000	New Orleans, LA Sewage Service	5.000	06/01/2026	06/01/2024	A	609,390
						5,737,799
Maine—0.0%
5,000	ME H&HEFA (BH / FMemH / GINNE / MHosp / MDIH / RCHC / SJH / SMRMC / UNE / AMCtr Obligated Group)	5.250	07/01/2021	07/31/2016	A	5,021
Maryland—0.3%
610,000	Baltimore, MD Convention Center	5.000	09/01/2019	07/31/2016	A	612,330
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.125	09/01/2030	03/01/2021	A	277,405
						889,735
Massachusetts—0.2%
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		263,758
250,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000	07/01/2031	07/01/2021	A	296,662
						560,420
Michigan—4.9%
100,000	Charyl Stockwell Academy, MI Public School Academy	4.875	10/01/2023	06/29/2020	B	104,145
500,000	Detroit, MI Sewer Disposal System	5.250	07/01/2023	07/01/2017	A	515,445
550,000	Detroit, MI Sewer Disposal System	7.500	07/01/2033	07/01/2019	A	639,485
15,000	Ecorse Creek, MI Public School District	5.000	05/01/2027	07/31/2016	A	15,059
100,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	07/31/2016	A	100,370

7        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$1,850,000	MI Finance Authority (Detroit School District)	5.500%	06/01/2021	12/25/2019	B	$1,969,713
1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2026	07/01/2024	A	1,215,500
1,000,000	MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2027	07/01/2024	A	1,207,300
750,000	MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2029	07/01/2025	A	913,148
250,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		258,773
245,000	MI Finance Authority (Sparrow Health)	5.000	11/15/2032	05/15/2025	A	300,360
15,000	MI Municipal Bond Authority	6.000	11/01/2020	07/31/2016	A	15,069
1,805,000	Romulus, MI Tax Increment Financing Authority	5.000	11/01/2026	05/07/2026	B	2,279,751
3,000,000	Wayne, MI State University[1]	5.000	11/15/2027	05/15/2026	A	3,766,530
						13,300,648
Minnesota—0.2%
500,000	Dakota County, MN Community Devel. Agency (Sanctuary at West St. Paul)	5.750	08/01/2030	08/11/2023	A	529,095
Mississippi—0.5%
505,000	MS Business Finance Corp. (Mississippi Power Company)	5.150 [2]	09/01/2028	07/31/2016	A	506,227
245,000	MS Business Finance Corp. (System Energy Resources)	5.875	04/01/2022	07/31/2016	A	252,818
545,000	Ridgeland, MS Tax Increment (Colony Park)	5.875	04/01/2026	04/01/2021	A	628,908
						1,387,953
Missouri—1.4%
1,540,000	Jackson County, MO Special Obligation (Truman Sports Complex)	5.000	12/01/2031	12/01/2024	A	1,896,325
115,000	Kansas City, MO IDA (Sales Tax)[1]	4.250	04/01/2026	04/01/2026		115,274
370,000	Maplewood Richmond Heights, MO School District	5.000	03/01/2020	03/01/2017	A	380,697
40,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	07/31/2016	A	40,178
5,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	07/31/2016	A	5,024
5,000	MO Environmental Improvement & Energy Resources Authority	7.200	07/01/2016	07/01/2016		5,001
20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	07/31/2016	A	20,080
65,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	07/31/2016	A	65,268
10,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	07/31/2016	A	10,044

8        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,000,000	St. Louis, MO Municipal Finance Corp.	5.000%	07/15/2030	07/15/2024	A	$1,226,820
						3,764,711
Nebraska—0.0%
100,000	University of Nebraska Facilities Corp.	5.000	07/15/2020	07/15/2016	A	100,190
Nevada—0.7%
1,020,000	Clark County, NV School District	5.000	06/15/2022	06/15/2018	A	1,104,456
80,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		91,301
200,000	North Las Vegas, NV GO	5.000	05/01/2024	07/31/2016	A	200,218
500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	10/01/2016	A	501,685
						1,897,660
New Jersey—8.5%
15,000	Burlington County, NJ Bridge Commission	4.500	10/15/2022	07/31/2016	A	15,053
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)	5.000	11/01/2027	11/01/2024	A	1,162,640
2,000,000	NJ EDA	5.000	06/15/2024	06/15/2024		2,274,260
1,000,000	NJ EDA	5.000	06/15/2022	06/15/2022		1,141,650
250,000	NJ EDA (Provident Group-Rowan Properties)	5.000	01/01/2030	01/01/2025	A	290,220
2,035,000	NJ EDA (School Facilities Construction)	5.000	06/15/2026	06/15/2024	A	2,440,230
305,000	NJ EDA (School Facilities Construction)	5.000	03/01/2026	03/01/2023	A	340,740
2,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2022	03/01/2022		2,239,360
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000	06/15/2026	06/15/2024	A	1,129,260
50,000	NJ Educational Facilities Authority (Richard Stockton College)	5.125	07/01/2028	07/01/2018	A	53,965
1,700,000	NJ Educational Facilities Authority (Richard Stockton College)	5.125	07/01/2028	07/01/2018	A	1,834,827
1,000,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000	07/01/2027	07/01/2026	A	1,218,370
2,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)	5.625	07/01/2032	07/01/2021	A	2,387,140
250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	5.250	07/01/2026	07/01/2021	A	293,247
75,000	NJ Higher Education Assistance Authority[1]	5.000	12/01/2025	12/01/2019	A	78,960
7,750,000	NJ Tobacco Settlement Financing Corp.	5.299 [3]	06/01/2041	06/01/2017	A	2,073,048

9        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$710,000	NJ Transportation Trust Fund Authority	5.250%	06/15/2030	06/15/2023	A	$804,402
2,000,000	NJ Transportation Trust Fund Authority	5.000	06/15/2023	06/15/2023		2,265,740
250,000	NJ Transportation Trust Fund Authority	5.000	06/15/2027	06/15/2021	A	274,060
250,000	NJ Transportation Trust Fund Authority	5.250	06/15/2032	12/15/2024	A	286,912
500,000	South Jersey, NJ Transportation Authority	5.000	11/01/2028	11/01/2024	A	591,450
						23,195,534
New Mexico—0.2%
625,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000	06/01/2023	07/31/2016	A	627,294
New York—7.1%
100,000	L.I., NY Power Authority	5.000	04/01/2023	04/01/2019	A	108,871
15,000	L.I., NY Power Authority, Series A	5.000	12/01/2026	07/31/2016	A	15,053
10,000	L.I., NY Power Authority, Series A	5.000	12/01/2025	07/31/2016	A	10,040
500,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.250 [4]	06/01/2026	07/31/2016	A	501,800
350,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000	07/01/2035	07/01/2025	A	417,970
1,500,000	NY MTA, Series C-1	5.000	11/15/2031	11/15/2025	A	1,878,540
2,500,000	NY MTA, Series C-1	5.250	11/15/2031	11/15/2025	A	3,238,450
1,000,000	NYC GO	5.000	08/01/2029	02/01/2025	A	1,263,190
150,000	NYC GO	5.250	09/01/2022	09/01/2018	A	165,228
3,890,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2028	01/15/2026	A	5,023,585
300,000	NYS DA (Orange Regional Medical Center)	5.000	12/01/2024	12/01/2024		352,140
35,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2026	11/01/2016	A	35,257
2,055,000	NYS DA (State Personal Income Tax Authority)	5.000	02/15/2032	02/15/2025	A	2,570,682
500,000	Otsego County, NY Capital Resource Corp. (Hartwick College)	5.000	10/01/2030	10/01/2025	A	579,475
2,000,000	Oyster Bay, NY GO	4.000	06/01/2018	06/01/2018		2,028,020
1,230,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	07/31/2016	A	1,240,529
						19,428,830
North Carolina—0.5%
250,000	NC Medical Care Commission (Novant Health/Forsyth Memorial Hospital/The Presbyterian Hospital Obligated Group)	5.000	11/01/2034	11/01/2016	A	253,665

10        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
North Carolina (Continued)
$1,085,000	Northern Hospital District of Surry County, NC Health Care Facilities	5.500%	10/01/2021	04/01/2018	A	$1,156,556
						1,410,221
Ohio—1.7%
1,250,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	06/01/2024		1,230,400
500,000	Hamilton County, OH Sales Tax	5.000	12/01/2020	12/01/2016	A	509,470
500,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2021	08/21/2018	A	514,885
250,000	Ross County, OH Hospital (Adena Health System)	5.750	12/01/2028	12/01/2018	A	278,510
350,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.500	12/01/2029	12/01/2024	A	398,737
1,500,000	Toledo, OH Waterworks	5.000	11/15/2031	05/15/2023	A	1,828,575
						4,760,577
Oklahoma—1.0%
500,000	OK Capital Improvement Authority (Native American Center)	5.300	07/01/2025	07/01/2018	A	544,195
2,000,000	Tulsa County, OK Industrial Authority (St. Francis Health System)	5.000	12/15/2029	12/15/2016	A	2,045,540
						2,589,735
Oregon—0.4%
250,000	Forest Grove, OR Revenue (Pacific University)	5.000	05/01/2036	05/01/2025	A	297,740
250,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)	5.000	12/01/2030	12/01/2026	A	307,143
295,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza)	5.000	12/01/2025	12/01/2025		362,968
15,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	08/01/2016	A	15,050
						982,901
Pennsylvania—8.3%
50,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		50,261
150,000	Burrell, PA School District	5.000	07/15/2019	07/31/2016	A	150,597
1,000,000	Chester County, PA H&EFA (SSS / SRC / SMSvcs / TCS / JP / SM / SHouse Obligated Group)	5.000	12/01/2030	12/01/2025	A	1,078,630
1,465,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2031	05/01/2026	A	1,754,777
1,440,000	Crawford County, PA IDA (Allegheny College)[1]	5.000	05/01/2029	05/01/2026	A	1,744,186
500,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2025	09/25/2022	B	592,815

11        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$845,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000%	07/01/2027	07/01/2020	A	$908,628
450,000	Gateway, PA School District	5.000	07/15/2018	07/15/2017	A	470,714
1,500,000	Lancaster County, PA Hospital Authority (Masonic Villages of Grand Lodge of Pennyslvania)	5.000	11/01/2029	05/01/2025	A	1,837,590
500,000	Luzerne County, PA GO	5.000	11/15/2029	11/15/2025	A	595,815
1,195,000	Luzerne County, PA GO	7.000	11/01/2026	11/01/2019	A	1,377,715
200,000	Luzerne County, PA GO	6.750	11/01/2023	11/01/2019	A	230,866
50,000	Montgomery County, PA GO	5.000	10/15/2028	10/15/2016	A	50,666
3,000,000	Northampton County, PA General Purpose Authority (SLH/SLHB/ SLHAC/SLHMC/SLWH Obligated Group)[1]	5.000	08/15/2028	08/15/2026	A	3,708,570
1,500,000	PA GO	5.000	03/15/2031	03/15/2025	A	1,824,510
285,000	PA HEFA (University of the Arts)	5.000	09/15/2033	09/15/2016	A	287,514
2,000,000	PA Public School Building Authority (Philadelphia Community College)	5.000	06/15/2026	06/15/2025	A	2,462,040
690,000	PA Public School Building Authority (School District of Philadelphia)	5.000	06/01/2024	12/01/2016	A	702,862
250,000	PA Turnpike Commission	5.250	12/01/2034	12/01/2025	A	306,670
1,055,000	PA Turnpike Commission	5.000	12/01/2028	06/01/2025	A	1,311,629
700,000	Philadelphia, PA Authority for Industrial Devel. (Russell Byers Charter School)	5.150	05/01/2027	05/01/2017	A	711,060
40,000	Philadelphia, PA Hsg. Authority	5.500	12/01/2019	07/31/2016	A	40,176
500,000	West Shore, PA Area Authority (ML / MFS / MLCSS / Mhome / CAHA Obligated Group)	5.000	07/01/2030	07/01/2025	A	584,185
						22,782,476
Rhode Island—1.4%
500,000	Providence, RI Public Building Authority, Series A	5.875	06/15/2026	06/15/2021	A	587,945
35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	07/31/2016	A	35,145
3,175,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)	5.000	06/15/2025	07/31/2016	A	3,187,128
						3,810,218
South Carolina—1.5%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	A	600,945
1,000,000	Greenville, SC Hospital System (GHospS/GPH/TEFOTG/GHlthS Obligated Group)	5.000	05/01/2027	05/01/2022	A	1,184,840
2,000,000	Piedmont, SC Municipal Power Agency	5.000	01/01/2030	01/01/2025	A	2,430,380
						4,216,165

12        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Dakota—0.2%
$550,000	SD Educational Enhancement Funding Corp. Tobacco Settlement	5.000%	06/01/2026	06/01/2023	A	$646,761
Tennessee—0.4%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	A	603,395
300,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2020	09/01/2020		345,429
						948,824
Texas—12.2%
1,500,000	Arlington, TX Higher Education Finance Corp. (Harmony Public Schools)	5.000	02/15/2032	02/15/2025	A	1,832,235
70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)	5.500	08/15/2036	08/15/2018	A	76,883
1,000,000	Dallas County, TX Flood Control District	5.000	04/01/2028	04/01/2023	A	1,076,360
3,000,000	Dallas, TX Waterworks & Sewer System[1]	5.000	10/01/2029	10/01/2026	A	3,904,890
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	A	145,730
125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	145,874
1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	1,072,260
1,085,000	Frisco, TX Community Devel. Corp.	5.000	02/15/2028	02/15/2026	A	1,381,216
150,000	Grapevine-Colleyville, TX Independent School District	5.000	08/15/2026	08/15/2016	A	150,825
500,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2027	11/15/2024	A	619,480
1,000,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2030	11/15/2024	A	1,222,600
4,000,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2028	11/15/2024	A	4,919,760
250,000	Houston, TX Higher Education Finance Corp. (Kipp)	5.000	08/15/2029	08/15/2025	A	314,345
20,000	Huntsville, TX GO COP	5.000	08/15/2023	07/31/2016	A	20,079
1,410,000	Lancaster, TX Independent School District	5.000	02/15/2032	02/15/2025	A	1,722,301
335,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)	5.000	04/01/2031	04/01/2026	A	396,901
35,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250	08/15/2021	08/15/2016	A	35,995
500,000	North TX Tollway Authority	5.000	01/01/2031	01/01/2024	A	603,635
1,335,000	Northwest, TX Independent School District	5.000	02/15/2030	02/15/2025	A	1,676,052

13        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$100,000	St. George Place, TX Redevel. Authority	5.350%	09/01/2018	07/31/2016	A	$100,394
635,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (CHlth/CSHSC/CHGC/CHST/ CSRHCC/CHALT Obligated Group)	6.250	07/01/2028	01/01/2019	A	715,512
30,000	TX GO	5.250	08/01/2035	08/01/2016	A	30,125
500,000	TX Municipal Gas Acquisition & Supply Corp.	5.000	12/15/2026	12/15/2022	A	589,125
85,000	TX Municipal Gas Acquisition & Supply Corp.	5.625	12/15/2017	06/18/2017	B	88,374
2,800,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	3,611,664
150,000	TX Public Finance Authority (Texas Southern University)	5.500	05/01/2018	05/01/2018		159,541
2,000,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)	5.500	08/01/2025	08/01/2025		2,531,400
920,000	Viridian, TX Municipal Management District	6.000	12/01/2030	12/01/2024	A	1,248,900
1,005,000	Viridian, TX Municipal Management District	6.000	12/01/2029	12/01/2024	A	1,357,966
500,000	Viridian, TX Municipal Management District	6.000	12/01/2030	12/01/2024	A	678,750
665,000	Viridian, TX Municipal Management District	6.000	12/01/2029	12/01/2024	A	898,555
						33,327,727
Vermont—0.9%
1,000,000	Burlington, VT Airport, Series A	5.000	07/01/2030	07/01/2024	A	1,193,510
250,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	294,307
250,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		298,190
500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000	11/01/2028	11/01/2022	A	604,040
						2,390,047
Washington—2.5%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	07/31/2016	A	25,014
3,000,000	King County, WA GO	5.000	12/01/2029	12/01/2025	A	3,858,780
1,500,000	WA GO	5.000	02/01/2030	02/01/2026	A	1,914,795
500,000	WA Health Care Facilities Authority (Central Washington Health Services Association)	5.000	07/01/2030	07/01/2025	A	595,105
500,000	WA Hsg. Finance Commission (Heron’s Key)	6.000	07/01/2025	08/13/2023	B	539,275
						6,932,969

14        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
West Virginia—0.0%
$20,000	Randolph County, WV County Commission Health System (Davis Health System)	5.200%	11/01/2021	07/31/2016	A	$20,077
Wisconsin—0.2%
500,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2028	02/15/2022	A	584,745
Total Investments, at Value (Cost $262,921,734)—100.8%						275,293,137
Net Other Assets (Liabilities)—(0.8)						(2,274,724)

Net Assets—100.0%						$273,018,413

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Optional call date; corresponds to the most conservative yield calculation.

  B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
AMCtr	Aroostook Medical Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
BH	Bridgton Hospital
BMH	Bakersfield Memorial Hospital
CAHA	Capital Area Health Associates
CDA	Communities Devel. Authority
CHALT	Christus Health Ark-La-Tex
CHGC	Christus Health Gulf Coast
CHlth	Christus Health
CHST	Christus Health Southeast Texas
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CSHSC	Christus Spohn Health System Corporation
CSRHCC	Christus Santa Rosa Health Care Corporation
DA	Dormitory Authority
DHlth	Dignity Health
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
FMemH	Franklin Memorial Hospital

15        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

GHlthS	Greenville Health System
GHospS	Greenville Hospital System
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GPH	GHS Partners in Health
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
IDA	Industrial Devel. Agency
JFK	John Fitzgerald Kennedy
JP	Jenner’s Pond
L.I.	Long Island
LLUBMC	Loma Linda University Behavioral Medicine Center
LLUCH	Loma Linda University Children’s Hospital
LLUMC	Loma Linda University Medical Center
LLUMCM	Loma Linda University Medical Center-Murrieta
MDIH	Mount Desert Island Hospital
MFS	Messiah Family Services
Mhome	Messiah Home
MHosp	Mercy Hospital
ML	Messiah Lifeways
MLCSS	Messiah Lifeways Community Support Services
MSrH	Mercy Senior Housing
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
RCHC	Rumford Community Home Corporation
RCMC	Rush-Copley Medical Center
RNSMC	Rush North Shore Medical Center
ROCs	Reset Option Certificates
RUMC	Rush University Medical Center
SFMH	St. Francis Memorial Hospital
SHouse	Simpson House
SJH	St. Joseph Hospital
SLH	Toledo Hospital
SLHAC	St. Luke’s Hospital - Anderson Campus
SLHB	St. Luke’s Hospital Bethlehem
SLHMC	St. Luke’s Hospital - Monroe Campus
SLWH	St. Luke’s Warren Hospital
SM	Simpson Meadows
SMRMC	St. Mary’s Regional Medical Center
SMSvcs	Simpson Management Services
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRC	Simpson Retirement Communities

16        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SSS	Simpson Senior Services
TASC	Tobacco Settlement Asset-Backed Bonds
TCS	Third Century Services
TEFOTG	The Endowment Fund of the Greenville
UNE	University of New England
USF	University of South Florida

17        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester Intermediate Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

18        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair

19        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

20        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$695,573	$—	$695,573
Alaska	—	339,003	—	339,003
Arizona	—	4,278,542	—	4,278,542
California	—	53,647,364	—	53,647,364
Colorado	—	1,162,811	—	1,162,811
Connecticut	—	7,076,963	—	7,076,963
District of Columbia	—	3,517,082	—	3,517,082
Florida	—	12,476,441	—	12,476,441
Georgia	—	7,642,533	—	7,642,533
Illinois	—	17,506,073	—	17,506,073
Indiana	—	2,300,000	—	2,300,000
Iowa	—	1,274,916	—	1,274,916
Kansas	—	1,233,410	—	1,233,410
Kentucky	—	5,314,093	—	5,314,093
Louisiana	—	5,737,799	—	5,737,799
Maine	—	5,021	—	5,021
Maryland	—	889,735	—	889,735
Massachusetts	—	560,420	—	560,420
Michigan	—	13,300,648	—	13,300,648
Minnesota	—	529,095	—	529,095
Mississippi	—	1,387,953	—	1,387,953
Missouri	—	3,764,711	—	3,764,711
Nebraska	—	100,190	—	100,190
Nevada	—	1,897,660	—	1,897,660
New Jersey	—	23,195,534	—	23,195,534
New Mexico	—	627,294	—	627,294
New York	—	19,428,830	—	19,428,830
North Carolina	—	1,410,221	—	1,410,221
Ohio	—	4,760,577	—	4,760,577
Oklahoma	—	2,589,735	—	2,589,735
Oregon	—	982,901	—	982,901
Pennsylvania	—	22,782,476	—	22,782,476
Rhode Island	—	3,810,218	—	3,810,218
South Carolina	—	4,216,165	—	4,216,165
South Dakota	—	646,761	—	646,761
Tennessee	—	948,824	—	948,824
Texas	—	33,327,727	—	33,327,727
Vermont	—	2,390,047	—	2,390,047
Washington	—	6,932,969	—	6,932,969
West Virginia	—	20,077	—	20,077

21        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Wisconsin	$—	$584,745	$—	$584,745
Total Assets	$—	$275,293,137	$—	$275,293,137

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$17,263,413
Sold securities	2,026,552

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

22        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$262,921,734

Gross unrealized appreciation	$12,433,709
Gross unrealized depreciation	(62,306)

Net unrealized appreciation	$12,371,403

23        OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/12/2016